Other Income and Expenses - Summary of Other Income and Expenses (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of other assets	$ 10			$ 473	$ 0
Gain on sale of long-lived assets	150			400	301
Sale of waste material	0			0	2
Insurance recovery	1,415			279	64
Foreign exchange gain	166			815	124
Other investment in shares	0	$ 0	[1]	3,311	0
Recoveries of prior years	316			483	354
Investments In equity instruments	0			6,785	113
Tax credit recovery	1,154			0	0
Other investments	214			415	0
Others	163			141	93
Other income	3,588	172	[2]	13,102	1,051
Recoveries of prior years	0			958	9
Impairment of long-lived assets	2,801	$ 134	[1]	1,248	833
Disposal of long-lived assets	939			466	389
Contingencies, net	170			1,110	456
Severance payments	2,007			998	224
Donations	865			711	512
Legal fees and other expenses from past acquisitions	41			0	210
Items without tax requirements	0			139	96
Interest and penalties of previous years taxes	763			385	0
Tax credit recovery payment to former shareholders	998			0	0
Other	856			237	167
Other expenses	9,440			6,252	2,896
Ecuador
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets				596	$ 770
Mexico
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets	1,975			480
Chile
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets	$ 734
Alimentos de Soja S.A.U.
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets				$ 143

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4